Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 2,180,229	¥ 2,200,873
Less accumulated depreciation	1,206,629	1,187,285
Premises and equipment-net	973,600	1,013,588
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	362,742	370,669
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	829,606	739,665
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	648,598	659,699
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	305,281	311,645
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 34,002	¥ 119,195